SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 13, 2023	Jun. 05, 2023	Jan. 06, 2023	Jan. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Aug. 01, 2021
Subsequent Event [Line Items]
Convertible notes payable					$ 480,000	$ 480,000	$ 800,000
Convertible notes percentage								5.00%
Proceeds from convertible debt							$ 3,000,000
Shares issued, price per share					$ 0.75
Conversion price				$ 0.25
Conversion price trigger				0.75	0.75
Exercise price				$ 0.625	$ 0.625
Warrant term				5 years	5 years
Principal amount of warrants					$ 200,000,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 5,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes percentage	8.00%	8.00%
Proceeds from warrants	$ 325,000	$ 100,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Principal amount of warrants	$ 325,000	$ 100,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 405,000
Convertible notes percentage			8.00%
Proceeds from convertible debt			$ 5,000,000
Shares issued, price per share			$ 0.75
Pre-money valuation			$ 200,000,000
Conversion price			$ 0.25
Conversion price trigger			0.75
Exercise price			$ 0.625
Warrant term			5 years
Debt principal amount percentage			200.00%